UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06687
The Gabelli Money Market Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: September 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli U.S. Treasury Money Market Fund
Annual Report
September 30, 2009
To Our Shareholders,
     Our shareholder reports have typically contained commentary on the portfolio managers’ assessment of the economy and how economic events affect their thinking in managing a specific fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments had been included as part of each fund’s semi-annual and annual financial statements.
     The Sarbanes-Oxley Act’s corporate governance regulations requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio managers commentary and subjective opinions if they are attached to or a part of the financial statements.
     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio managers commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements are also available on our website at www.gabelli.com/funds.

Sincerely yours,

Bruce N. Alpert
November 13, 2009	Chief Operating Officer Gabelli Funds, LLC
Portfolio Holdings
The Gabelli U.S. Treasury Money Market Fund (the “Fund”) files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended June 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from April 1, 2009 through September 30, 2009	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	04/01/09	09/30/09	Ratio	Period*
Actual Fund Return
Class AAA	$1,000.00	$1,001.80	0.10%	$0.50
Class A	$1,000.00	$1,001.80	0.10%	$0.50
Class C	$1,000.00	$1,001.80	0.10%	$0.50
Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.57	0.10%	$0.51
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class C	$1,000.00	$1,024.57	0.10%	$0.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of September 30, 2009:
U.S. Treasury Money Market Fund

U.S. Treasury Bills	97.0%
U.S. Treasury Cash Management Bills	5.5%
U.S. Treasury Notes	4.7%
Other Assets and Liabilities (Net)	(7.2)%

Net Assets	100.0%

The Gabelli U.S. Treasury Money Market Fund
Statement of Net Assets — September 30, 2009

Principal			Market
Amount			Value
	U.S. GOVERNMENT OBLIGATIONS — 107.2%
	U.S. Treasury Bills — 97.0%
$1,569,857,000	U.S. Treasury Bills, 0.081% to 1.021%†, 10/01/09 to 03/25/10		$1,569,347,618

	U.S. Treasury Cash Management Bills — 5.5%
90,000,000	U.S. Treasury Cash Management Bills, 0.193% to 0.509%†, 04/01/10		89,835,189

	U.S. Treasury Notes — 4.7%
50,000,000	4.750%, 02/15/10		50,846,938
25,000,000	6.500%, 02/15/10		25,582,185

			76,429,123

	TOTAL U.S. GOVERNMENT OBLIGATIONS		1,735,611,930

TOTAL INVESTMENTS (Cost $1,735,611,930)		107.2%	1,735,611,930
Payable to Manager		0.0	(39,853)
Distributions Payable		(0.0)	(13,349)
Other Assets and Liabilities (Net)		(7.2)	(117,284,799)

NET ASSETS (applicable to 1,618,273,277 shares outstanding)		100.0%	$1,618,273,929

Net Assets Consist of:
Paid-in-capital, at $0.001 par value			$1,618,273,929

TOTAL NET ASSETS			$1,618,273,929

SHARES OF CAPITAL STOCK
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,616,623,091 ÷ 1,616,622,359 shares outstanding; unlimited number of shares authorized)			$1.00

Class A:
Net Asset Value, offering, and redemption price per share ($1,237,050 ÷ 1,237,127 shares outstanding; unlimited number of shares authorized)			$1.00

Class C:
Net Asset Value, offering, and redemption price per share ($413,788 ÷ 413,791 shares outstanding; unlimited number of shares authorized)			$1.00

†	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Operations — For the Year Ended September 30, 2009

Investment Income:
Interest	$8,944,374

Expenses:
Management fees	4,977,989
Temporary Guaranty Program expense (see Note 8)	398,474
Custodian fees	169,613
Legal and audit fees	137,687
Shareholder services fees	135,684
Registration expenses	73,749
Shareholder communications expenses	46,457
Trustees’ fees	27,500
Interest expense	8,636
Miscellaneous expenses	81,976

Total Expenses	6,057,765

Less:
Fees waived by Manager	(4,323,188)
Temporary Guaranty Program expenses assumed by Manager	(249,046)
Custodian fee credits	(3)

Net Expenses	1,485,528

Net Investment Income	7,458,846

Net Realized Gain on Investments	203,338

Net Increase in Net Assets Resulting from Operations	$7,662,184

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2009	September 30, 2008
Operations:
Net investment income	$7,458,846	$29,630,090
Net realized gain on investments	203,338	1,670,115

Net Increase in Net Assets Resulting from Operations	7,662,184	31,300,205

Distributions to Shareholders:
Net investment income
Class AAA	(7,454,778)	(29,630,090)
Class A	(3,225)	—
Class C	(843)	—

	(7,458,846)	(29,630,090)

Net realized gain
Class AAA	(203,188)	(1,670,115)
Class A	(124)	—
Class C	(26)	—

	(203,338)	(1,670,115)

Total Distributions to Shareholders	(7,662,184)	(31,300,205)

Capital Share Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	3,037,145,781	4,558,635,909
Class A(a)	2,837,480	—
Class C(a)	1,028,652	—

Total proceeds from shares issued	3,041,011,913	4,558,635,909

Proceeds from reinvestment of distributions
Class AAA	7,772,123	31,437,900
Class A(a)	1,661	—
Class C(a)	773	—

Total proceeds from reinvestment of distributions	7,774,557	31,437,900

Cost of shares redeemed
Class AAA	(2,439,092,602)	(4,618,523,316)
Class A(a)	(1,602,014)	—
Class C(a)	(615,634)	—

Total cost of shares redeemed	(2,441,310,250)	(4,618,523,316)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	607,476,220	(28,449,507)

Net Increase/(Decrease) in Net Assets	607,476,220	(28,449,507)
Net Assets:
Beginning of period	1,010,797,709	1,039,247,216

End of period	$1,618,273,929	$1,010,797,709

(a)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through September 30, 2009.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

												Ratios to Average Net Assets/
		Income from Investment Operations			Distributions							Supplemental Data
														Operating		Operating
														Expenses		Expenses
	Net Asset		Net						Net Asset		Net Assets			Net of Fees		Before Fees
Period	Value,	Net	Realized	Total from	Net	Net Realized			Value,		End of	Net		Waived and		Waived and
Ended	Beginning	Investment	Gain on	Investment	Investment	Gain on		Total	End of	Total	Period	Investment		Assumed by		Assumed by
September 30	of Period	Income(a)(b)	Investments	Operations	Income	Investments		Distributions	Period	Return†	(in 000’s)	Income		the Manager(c)(d)		the Manager
Class AAA
2009	$1.0000	$0.0045	$0.0001	$0.0046	$(0.0045)	$(0.0001)		$(0.0046)	$1.0000	0.51%	$1,616,623	0.45%		0.09%		0.37%
2008	1.0000	0.0257	0.0015	0.0272	(0.0257)	(0.0015)		(0.0272)	1.0000	2.78	1,010,798	2.57		0.08		0.34
2007	1.0000	0.0483	0.0002	0.0485	(0.0483)	(0.0002)		(0.0485)	1.0000	5.01	1,039,247	4.83		0.08		0.35
2006	1.0000	0.0426	0.0000 (e)	0.0426	(0.0426)	(0.0000	)(e)	(0.0426)	1.0000	4.33	673,889	4.26		0.12		0.36
2005	1.0000	0.0212	0.0002	0.0214	(0.0212)	(0.0002)		(0.0214)	1.0000	2.22	778,298	2.12		0.30		0.35
Class A
2009(f)	$1.0000	$0.0028	$0.0001	$0.0029	$(0.0028)	$(0.0001)		$(0.0029)	$1.0000	0.33%	$1,237	0.31	%(g)	0.09	%(g)	0.36%
Class C
2009(f)	$1.0000	$0.0023	$0.0001	$0.0024	$(0.0023)	$(0.0001)		$(0.0024)	$1.0000	0.33%	$414	0.26	%(g)	0.09	%(g)	0.37%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Net investment income per share before fees waived by the Manager for the years ended September 30, 2009, 2008, 2007, 2006, and 2005 was $0.0017, $0.0231, $0.0456, $0.0402, and $0.0207 (Class AAA), $0.0004 (Class A), and $(0.0002) (Class C), respectively.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	The Manager assumed certain expenses incurred from the Temporary Guaranty Program during the year ended September 30, 2009. If these expenses had not been assumed by the Manager, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% for all classes.

(d)	The Fund incurred interest expense during the year ended September 30, 2006. If interest expense had not been incurred, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% (Class AAA). For the years ended September 30, 2009, 2008 and 2007, the effect of the interest expense was minimal.

(e)	Amount represents less than $0.00005 per share.

(f)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through September 30, 2009.

(g)	Annualized.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements

1. Organization. The Gabelli U.S. Treasury Money Market Fund (the “Fund”), a series of The Gabelli Money Market Funds (the “Trust”), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market, and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows.

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 2 — Other Significant Observable Inputs*	$1,735,611,930

*	Security classifications are detailed in the Statement of Net Assets.
There were no Level 3 investments held at September 30, 2008 or September 30, 2009.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using effective yield to maturity method.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued)
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions from investment income (including net short-term realized capital gains) are declared daily and paid monthly. Distributions from net long-term capital gains, if any, are paid annually.
For the years ended September 30, 2009 and 2008, the tax character of distributions was all ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
As of September 30, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income/loss (inclusive of short-term capital gains)	$26,331
Post-October capital loss deferral	(24,080)
Unrealized appreciation/depreciation on investments	(2,251)

Total accumulated earnings/losses	$—

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Fund deferred capital losses of $24,080.
At September 30, 2009, the difference between book and tax basis undistributed ordinary income and unrealized depreciation is primarily due to deferral of losses on wash sales for tax purposes.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$1,735,614,181	$ —	$(2,251)	$(2,251)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued)

3. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the year ended September 30, 2009, there were no borrowings under the line of credit.
4. Shares of Beneficial Interest. The Fund offers three classes of shares — Class AAA Shares, Class A Shares, and Class C Shares. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Gabelli Funds complex. Class A Shares and Class C Shares are not available for direct investment by shareholders. The Class A and Class C Shares commenced offerings on November 14, 2008.
5. Agreements with Affiliated Parties. The Trust has a management agreement (the “Management Agreement”) with Gabelli Funds, LLC (the “Manager”), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund’s average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. Through January 31, 2011, to the extent necessary, the Manager has contractually undertaken to assume certain expenses (excluding interest, taxes, and extraordinary expenses), of the Trust so that the total expenses do not exceed 0.08% of the Fund’s average daily net assets. Gabelli & Company, Inc. informed the Fund that it retained $8,133 from investors on redemptions of shares that were exchanged into the Fund from other funds in the Gabelli/GAMCO fund complex.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee as well as the Lead Trustee, each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.
6. Significant Shareholder. As of September 30, 2009, 67.3% of the Fund was held by the Manager and its affiliates, including managed accounts for which the affiliates of the Manager have voting control but disclaim beneficial interest.
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Temporary Guaranty Program for Money Market Funds. In October 2008, the U.S. Treasury Department (the “U.S. Treasury”) established the Temporary Guaranty Program for Money Market Funds (the “Program”) that guaranteed shareholder balances at $1.00 per share for no more shares than held as of September 19, 2008. At a meeting on April 13, 2009, the Board characterized the cost of continuing participation in the Program from May 1 through September 18, 2009 as an extraordinary expense not subject to the expense cap in place. Prior

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued)

to this extension, the cost of participation in the Program was subject to the expense cap supported by the Manager. Under the expense cap in place, the Manager assumed $249,046, the cost of program participation from the inception through April 30, 2009. The U.S. Treasury terminated the Program as of September 18, 2009.
9. Other Matters. On April 24, 2008, the Manager entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Manager had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Manager, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Manager and the funds. The Manager currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Manager or its ability to fulfill its obligations under the Management Agreement.
10. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through November 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

2009 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended September 30, 2009, the Fund designates 100% of the ordinary income distribution as qualified interest income and as qualified short-term capital gain, pursuant to the American Jobs Creation Act of 2004.
U.S. Government Income:
The percentage of the ordinary income distribution paid by the Fund during the year ended September 30, 2009 which was derived from U.S. Treasury securities was 97.01%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli U.S. Treasury Money Market Fund met this strict requirement in the year ended September 30, 2009. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
The Gabelli U.S. Treasury Money Market Fund
We have audited the accompanying statement of net assets of The Gabelli U.S. Treasury Money Market Fund (the “Fund”), a series of The Gabelli Money Market Funds as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the Fund’s custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds, at September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
November 24, 2009

The Gabelli U.S. Treasury Money Market Fund
Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Money Market Funds at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Trustee	During Past Five Years	Held by Trustee[3]
INTERESTED TRUSTEES[4]:

Mario J. Gabelli Trustee and Chief Investment Officer Age: 67	Since 1992	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer—Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

INDEPENDENT TRUSTEES[5]:

Anthony J. Colavita Trustee Age: 73	Since 1992	36	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright Trustee Age: 65	Since 1992	16	Former Senior Vice President and Chief Financial Officer of KeySpan Corporation (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics)

Robert C. Kolodny, MD Trustee Age: 65	Since 2006	2	Physician; Principal of KBS Management LLC (investment adviser) since 2006; General Partner of KBS Partnership, KBS II Investment Partnership, KBS III Investment Partnership, KBS IV Limited Partnership, KBS New Dimensions, L.P., KBS Global Opportunities, L.P., and KBS VII Limited Partnership (private investment partnerships) since 1981; Medical Director and Chairman of the Board of the Behavioral Medicine Institute since 1983	—

Anthonie C. van Ekris Trustee Age: 75	Since 1992	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

The Gabelli U.S. Treasury Money Market Fund
Additional Fund Information (Unaudited) (Continued)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years

OFFICERS:

Bruce N. Alpert President and Secretary Age: 57	Since 1992	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; President of Teton Advisors, Inc., 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Ronald S. Eaker Vice President and Portfolio Manager Age: 48	Since 1992	Senior Portfolio Manager of Gabelli Fixed Income LLC and its predecessors since 1987

Judith Raneri Vice President and Portfolio Manager Age: 41	Since 1997	Portfolio Manager of Gabelli Funds, LLC since April 1997; Former Senior Portfolio Manager, Secretary, and Treasurer of The Treasurer’s Fund, Inc. and a member of its Investment and Credit Review Committees

Agnes Mullady Treasurer Age: 51	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended and Restated By Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

[4]	“Interested person” of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE Gabelli ABC Fund
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The
Gabelli
U.S. Treasury
Money Market
Fund
ANNUAL REPORT
SEPTEMBER 30, 2009
The Gabelli U.S. Treasury
Money Market Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Current Yield available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Energy Corp.
Robert C. Kolodny, MD
Physician, Principal of KBS
Management LLC
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Officers
Bruce N. Alpert
President and Secretary
Judith A. Raneri
Vice President
and Portfolio Manager
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Treasurer
Ronald S. Eaker
Vice President
and Portfolio Manager
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q309SR

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent.”
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,300 in 2008 and $30,700 in 2009.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2008 and $0 in 2009.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,300 in 2008 and $4,300 in 2009. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2008 and $0 in 2009.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b)	N/A

(c)	100%

(d)	N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $72,400 in 2008 and $4,300 in 2009.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Money Market Funds

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	11/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	11/30/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/30/09

* Print the name and title of each signing officer under his or her signature.